AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 7, 2023

File No. 333-273096

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices)

(856) 528-3500
(Registrant’s Area Code and Telephone Number)

With copies to:

Joel L. Weiss JW Fund Management LLC 1636 N Cedar Crest Blvd., Suite #161 Allentown, PA 18104	Joseph V. Del Raso, Esq. Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Investor Class and Institutional Class Shares of beneficial interest, no par value per share, of the Polen Global SMID Company Growth Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

COMBINED INFORMATION STATEMENT

OF

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

a series of FundVantage Trust

(the “Acquired Fund”)

AND

PROSPECTUS

FOR

POLEN GLOBAL SMID COMPANY GROWTH FUND

a series of FundVantage Trust

(the “Acquiring Fund”)

(each, a “Polen Fund” and together, the “Polen Funds”)

The address and telephone number of each Polen Fund is:

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

(888) 678-6024

To the Shareholders of Polen International Small Company Growth Fund:

The Board of Trustees of Polen International Small Company Growth Fund (the “Acquired Fund”) has approved the reorganization (“Reorganization”) of your fund with and into Polen Global SMID Company Growth Fund (the “Acquiring Fund”) after considering the recommendation of Polen Capital Management, LLC (“Polen Capital” or the “Adviser”), the investment adviser to your fund, and concluding that the Reorganization would be in the best interests of your fund.

Following is a brief description of certain aspects of the Reorganization:

●	Each fund has the same investment adviser, Polen Capital, and the same portfolio management team.

●	Each fund has the same investment objective; to seek to achieve long-term growth of capital.

●	Each fund typically invests in a focused portfolio of common stocks with substantial overlap, but there are differences in the funds’ investment strategies. The Acquiring Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. Under normal market conditions, the Acquiring Fund invests in at least three different countries and typically invests at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invests at least 25% of its assets in non-U.S. equity securities. Your fund invests in a focused portfolio of common stocks of small companies and, under normal circumstances, your fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. As of June 12, 2023, 21 out of 34 holdings of your fund are also owned by the Acquiring Fund. Accordingly, following the completion of the Reorganization, you will be invested in a fund that has similar portfolio holdings of your fund but that also has exposure to U.S.-based and mid-cap issuers.

●	The management fee rate payable by the combined fund will be the same as the management fee rate payable by your fund (1.00%).

●	The expense ratio of each class of shares of the combined fund, after any applicable contractual expense limitations, is expected to be the same expense ratio of the corresponding class of shares of your fund.

●	The performance of the Acquiring Fund was better than the performance of your fund for the one-year period ended April 30, 2023.

●	Your fund currently does not have a sufficient size to allow for more efficient operations and is not likely to attain such size in the future. More attractive performance for the one-year period ended April 30, 2023, among other factors, may better position the combined fund to attract assets relative to your fund. The larger asset size of the combined fund may allow it, relative to your fund, to reduce per share expenses as fixed expenses will be shared over a larger asset base.

●	Upon completion of the Reorganization, you will hold shares of each class of the Acquiring Fund that corresponds to the class of your fund’s shares that you hold immediately prior to the Reorganization. The shares of the class of the Acquiring Fund that you receive in the Reorganization will have the same aggregate net asset value as your holdings of the corresponding class of your fund immediately prior to the Reorganization.

●	The transaction is expected to be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended, and shareholders therefore are not expected to recognize any taxable gain or loss on the exchange of the Acquired Fund shares for shares of the Acquiring Fund.

The Reorganization is expected to occur on or about August 14, 2023. No commission, redemption fee or other transactional fee will be charged in connection with the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote. The enclosed document is purely for informational purposes. We are not asking you for a proxy and you are requested not to send us a proxy. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about the combined fund, outlines the differences between your fund and the combined fund, and provides details about the terms and conditions of the Reorganization.

The Board of Trustees of your fund has unanimously approved the Reorganization and believes the Reorganization is in the best interests of your fund.

If you have any questions, please call (888) 678-6024.

Sincerely,

/s/ Joel L. Weiss

Joel Weiss

President

August 7, 2023

COMBINED INFORMATION STATEMENT

OF

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

a series of FundVantage Trust

(the “Acquired Fund”)

AND

PROSPECTUS

FOR

POLEN GLOBAL SMID COMPANY GROWTH FUND

a series of FundVantage Trust

(the “Acquiring Fund”)

(each, a “Polen Fund” and together, the “Polen Funds”)

AUGUST 7, 2023

The address and telephone number of each Polen Fund is:

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

(888) 678-6024

Shares of the Polen Funds have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed on upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in either Polen Fund (each sometimes referred to herein as a “fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Information Statement/Prospectus concisely sets forth information that an investor needs to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

i

INTRODUCTION

This combined information statement/prospectus, dated August 7, 2023 (the “Information Statement/Prospectus”) is being furnished to shareholders of Polen International Small Company Growth (the “Acquired Fund”) in connection with the reorganization of the Acquired Fund with and into the Polen Global SMID Company Growth Fund (the “Acquiring Fund”) (the “Reorganization”). Upon the completion of the Reorganization, you will be a shareholder of a fund that has the same investment adviser and portfolio management team as your fund; the same investment objective as your fund; pays a management fee rate that will be the same as the management fee rate payable by your fund; and had a more attractive performance for the one-year period ended April 30, 2023. However, while each fund invests in a focused portfolio of common stocks, there are differences in the funds’ investment strategies. The Acquiring Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. Under normal market conditions, the Acquiring Fund invests in at least three different countries and typically invests at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invests at least 25% of its assets in non-U.S. equity securities. Your fund invests in a focused portfolio of common stocks of small companies and, under normal circumstances, your fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. As of June 12, 2023, 21 out of 34 holdings of your fund are also owned by the Acquiring Fund. Accordingly, following the completion of the Reorganization, you will be invested in a fund that has similar portfolio holdings of your fund but that also has exposure to U.S.-based and mid-cap issuers.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. In accordance with the Funds’ Amended and Restated Agreement and Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Reorganization has been approved by the board of trustees of FundVantage Trust and will be effected without the approval of shareholders.

The Information Statement/Prospectus contains information you should know about the Reorganization.

A copy of the Agreement and Plan of Reorganization that provides for the Reorganization of your fund is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, carefully.

The date of this Information Statement/Prospectus is August 7, 2023.

For more complete information about each fund, please read the fund’s prospectus and statement of additional information, as each may be amended and/or supplemented. Each fund’s prospectus and statement of additional information has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information
Polen International Small Company Growth Fund’s (the Acquired Fund) current summary prospectus, prospectus, statement of additional information, and supplements (October 3, 2022; December 1, 2022; March 2, 2023; May 15, 2023; and June 27, 2023) and Polen Global SMID Company Growth Fund’s (the Acquiring Fund) current summary prospectus, prospectus, statement of additional information, and supplements (October 3, 2022; December 1, 2022; December 1, 2022; March 2, 2023; and May 15, 2023).	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (888) 678-6024. See “Available Information.”
Polen International Small Company Growth Fund’s (the Acquired Fund) current annual and semi-annual report and Polen Global SMID Company Growth Fund’s (the Acquiring Fund) current annual and semi-annual report.	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (888) 678-6024. See “Available Information.”
A statement of additional information for this Information Statement/Prospectus (the “SAI”), dated August 7, 2023. It contains additional information about the funds.	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (888) 678-6024. This SAI is incorporated by reference into this Information Statement/Prospectus. See “Available Information.”
To ask questions about this Information Statement/Prospectus.	Call our toll-free number: (888) 678-6024.

The Acquired Fund’s summary prospectus, prospectus and statement of additional information dated September 1, 2022, as supplemented, are incorporated by reference into this Information Statement/Prospectus.

Background to the Reorganization

Polen Capital Management, LLC (“Polen Capital” or the “Adviser”), each fund’s investment adviser, has recommended the Reorganization of your fund with the Acquiring Fund, and the Board of Trustees has determined that the Reorganization is in the best interests of your fund. Factors that Polen Capital took into consideration in making its recommendation, and the Board of Trustees took into consideration in making its determination, include:

●	Each fund has the same investment adviser, Polen Capital, and the same portfolio management team.

●	Each fund has the same investment objective to seek to achieve long-term growth of capital.

●	Each fund typically invests in a focused portfolio of common stocks with substantial overlap, but there are differences in the funds’ investment strategies. The Acquiring Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. Under normal market conditions, the Acquiring Fund invests in at least three different countries and typically invests at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invests at least 25% of its assets in non-U.S. equity securities. Your fund invests in a focused portfolio of common stocks of small companies and, under normal circumstances, your fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. As of June 12, 2023, 21 out of 34 holdings of your fund are also owned by the Acquiring Fund. Accordingly, following the completion of the Reorganization, you will be invested in a fund that has similar portfolio holdings of your fund but that also has exposure to U.S.-based and mid-cap issuers.

●	The management fee rate payable by the combined fund will be the same as the management fee rate payable by your fund.

●	The expense ratio of each class of shares of the combined fund, after any applicable contractual expense limitations, is expected to be the same expense ratio of the corresponding class of shares of your fund.

●	The performance of the Acquiring Fund was better than the performance of your fund for the one-year period ended April 30, 2023.

●	Your fund currently does not have a sufficient size to allow for more efficient operations and is not likely to attain such size in the future. More attractive performance for the one-year period ended April 30, 2023, among other factors, may better position the combined fund to attract assets relative to your fund. The larger asset size of the combined fund may allow it, relative to your fund, to reduce per share expenses as fixed expenses will be shared over a larger asset base.

●	The Reorganization is expected to be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and shareholders therefore are not expected to recognize any taxable gain or loss on the exchange of the Acquired Fund shares for shares of the Acquiring Fund.

At a meeting held on June 9, 2023, the Board of Trustees of the funds unanimously approved the Reorganization. The Reorganization is not subject to approval by the shareholders of the Acquired Fund or the Acquiring Fund.

How Will the Reorganization Work?

●	The Reorganization is scheduled to occur on or about August 14, 2023, but may occur on such later date as the parties may agree in writing (the “Closing Date”).

●	Your fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume all of your fund’s liabilities.

●	The Acquiring Fund will issue Investor Class and Institutional Class shares to your fund with an aggregate net asset value equal to the aggregate net asset value of your fund’s Investor Class and Institutional Class shares, respectively.

●	Shares of the Acquiring Fund will be distributed to you on a class-by-class basis in proportion to the relative net asset value of your holdings of shares of each class of your fund on the Closing Date. Therefore, upon completion of the Reorganization, you will hold shares of each class of the Acquiring Fund corresponding to a class of your fund held by you with the same aggregate net asset value as your holdings of shares of that class of your fund immediately prior to the Reorganization. The net asset value attributable to a class of shares of each fund will be determined using the Polen Funds’ valuation policies and procedures. Each fund’s valuation policy and procedures are identical.

●	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

●	The Reorganization generally is not expected to result in gain or loss being recognized for federal income tax purposes by either fund or by the shareholders of either fund.

●	In approving the Reorganization, the Board of Trustees of FundVantage Trust (the “Trust”), including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Polen Funds, Polen Capital, or Foreside Funds Distributors LLC, the Polen Funds’ principal underwriter and distributor (“Foreside”) (the “Independent Trustees”), determined that the Reorganization is in the best interest of each fund and will not dilute the interests of shareholders. The Trustees have made this determination based on factors that are discussed below.

●	Shareholders of your fund who determine that they do not wish to become shareholders of the Acquiring Fund may (a) redeem their shares of your fund prior to the Closing Date or (b) exchange their shares of your fund prior to the Closing Date for shares of another Polen Fund by contacting Polen Capital or their investment professional or financial intermediary. Please note that a redemption or an exchange of shares of your fund will be a taxable event and a shareholder may recognize a gain or loss for federal income tax purposes in connection with that transaction.

Do I Need to Take Any Action in Connection with the Reorganization?

No. In accordance with the Funds’ Amended and Restated Agreement and Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the 1940 Act), the Reorganization may be effected without the approval of shareholders of your fund. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. No certificates for shares will be issued in connection with the Reorganization. The aggregate net asset value (“NAV”) of the Acquiring Fund shares you receive in the Reorganization will be equal to the aggregate NAV of the share you own in your fund immediately prior to the Reorganization. If you sell your shares or are otherwise no longer a shareholder of your fund, this transaction will not impact you.

What Are the U.S. Federal Income Tax Consequences of the Reorganization?

As a condition to the closing of the Reorganization, the Polen Funds must receive an opinion of Troutman Pepper Hamilton Sanders LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code. Accordingly, subject to the limited exceptions described below under the heading “Tax Status of the Reorganization,” it is expected that neither you nor in general your fund will recognize gain or loss as a direct result of the Reorganization, and that the aggregate tax basis of the shares of each class that you receive in the Reorganization will be the same as the aggregate tax basis of the shares of the corresponding class that you surrender in the Reorganization. In addition, your holding period for the shares of each class you receive in the Reorganization will include the holding period of the shares of the corresponding class that you surrender in the Reorganization, provided that you held those shares as capital assets on the date of the Reorganization. However, in accordance with the Polen Funds’ policy that each Polen Fund distributes its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gains for each taxable year (in order to qualify for tax treatment as a regulated investment company and avoid federal income and excise tax thereon at the fund level), your fund will declare and pay a distribution of such income and gains to its shareholders shortly before the Reorganization. Such distribution may affect the amount, timing or character of taxable income that you realize in respect of your fund shares. For more information, see “Tax Status of the Reorganization” on page 23 of the Information Statement/Prospectus. The Acquiring Fund may make a comparable distribution to its shareholders shortly before the Reorganization. Additionally, following the Reorganization, the combined fund will continue to make distributions according to its regular distribution schedule. You will generally need to pay tax on those distributions even though they may include income and gains that were accrued and/or realized before you became a shareholder of the Acquiring Fund.

Prior to the consummation of the Reorganization, the Acquired Fund is planning to reposition certain of its portfolio holdings as part of the Reorganization. The Adviser expects that the Acquired Fund will dispose of approximately 38% of its investments and invest the proceeds of such dispositions in securities currently held by the Acquiring Fund, or in cash and/or cash equivalents. As such the Acquired Fund may no longer be implementing its investment strategy prior to the consummation of the Reorganization. Sales are not expected to result in the recognition of any net capital gains or the distribution of any net capital gains to Acquired Fund shareholders because, to the extent any capital gains are recognized, such gains are expected to be fully offset by the Acquired Fund’s capital loss carryforward of $4.6 million and late year loss carryforward of $1.9 million. However, the actual tax impact of such sales will depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in excess of the Acquired Fund’s loss carryforwards would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders. Sales are expected to incur transaction costs.

Who Will Pay the Expenses Associated with the Reorganization?

Polen Capital, and not the Acquired Fund or the Acquiring Fund, will pay the expenses directly related to the Reorganization. The total amount of expenses of the Reorganization, including without limitation legal and accounting expenses, printing, postage, mailing, reporting costs, and regulatory filing fees, are expected to be approximately $78,000, which will be borne in its entirety by Polen Capital.

REORGANIZATION

OF

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

WITH

POLEN GLOBAL SMID COMPANY GROWTH FUND

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because it contains details that are not in the summary.

FUND COMPARISON

The Board of Trustees of the Trust has approved the Reorganization of your fund with the Acquiring Fund. There are similarities among the funds, as well as certain differences, including:

●	Continuity of Investment Adviser and Portfolio Manager. Each fund has the same investment adviser and the same portfolio manager. Following the completion of the Reorganization, the combined fund will continue to be managed by Polen Capital. The portfolio manager, Rob Forker, will continue to manage the combined fund at the time of the completion of the Reorganization.

●	Same Investment Objective. Each fund currently has the same investment objective to seek to achieve long-term growth of capital.

●	Same Investment Limitations. Each fund currently has identical investment limitations.

●	Investment Strategies – Similar Focus on Small-Cap Issuers but Exposure to Mid-Cap and U.S.-based Issuers. Each fund typically invests in a focused portfolio of common stocks with substantial overlap, but there are differences in the funds’ investment strategies. The Acquiring Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. Under normal market conditions, the Acquiring Fund invests in at least three different countries and typically invests at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invests at least 25% of its assets in non-U.S. equity securities. Your fund invests in a focused portfolio of common stocks of small companies and, under normal circumstances, your fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. As of June 12, 2023, 21 out of 34 holdings of your fund are also owned by the Acquiring Fund. Accordingly, following the completion of the Reorganization, you will be invested in a fund that has similar portfolio holdings of your fund but that also has exposure to U.S.-based and mid-cap issuers.

●	Same Management Fee Rate and Total Operating Expenses (After Fee Waiver). The management fee rate payable by the combined fund will be the same as the management fee rate payable by your fund. Following the completion of the Reorganization, the expense ratio of each class of shares of the combined fund, after any applicable contractual expense limitations, is expected to be the same as the corresponding class of shares of your fund.

●	More Attractive Performance. The performance of the Acquiring Fund was better than the performance of your fund for the one-year period ended April 30, 2023.

The tables below provide a comparison of certain features of your fund to the features of the Acquiring Fund that will be in effect upon the completion of the Reorganization. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and the Acquiring Fund.

	Acquired Fund Polen International Small Company Growth Fund	Acquiring Fund Polen Global SMID Company Growth Fund
Investment Objective	The fund seeks to achieve long-term growth of capital.
Principal Investment Strategies	The fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies.	The fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. Under normal market conditions, the fund invests in at least three different countries and typically invests at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invests at least 25% of its assets in non-U.S. equity securities.
The fund’s 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.
	The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI ex USA Small Cap Index (Net Dividend) on a rolling one-year basis (the “Small Cap Range”).	The Adviser considers small and mid-cap companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI SMID Index (Net Dividend).
	This policy does not require the fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the SmallCap Range; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the fund’s small company portfolio.	This policy does not require the fund to sell the security of a small or mid-cap company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the MSCI ACWI SMID Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the fund’s small and mid-cap company portfolio.
	Non-U.S. issuers are issuers that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and/or (iii) above; or (v) are exchange-traded funds that invest at least 80% of their assets in securities of “non-U.S. Issuers” that are small companies.	Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S.
While the fund will at all times invest in at least three different countries, the Adviser anticipates that the fund will ordinarily invest in approximately six or more countries.
Consistent with its investment criteria, the fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and/or (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries. “Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

	While the fund does not have a policy limiting its investment in emerging market companies, it is not currently anticipated that the fund’s investment in emerging market companies will, under normal circumstances, exceed 40% of the fund’s assets.	N/A
The Adviser uses an intensive fundamental research process in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics associated with the fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the fund, but also may hold less risk of loss of capital.
The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability.
The fund is non-diversified, which means that a significant portion of the fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Portfolio Turnover	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
	During the fiscal year ended April 30, 2023, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.	During the fiscal year ended April 30, 2023, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Investment Adviser	Polen Capital Management, LLC
Portfolio Manager

Day-to-day management of the fund is the responsibility of Rob Forker.

Rob Forker, Portfolio Manager and Analyst, is a portfolio manager for the Global SMID Company Growth and International Small Company Growth strategies and a member of the investment team at Polen Capital. Mr. Forker joined Polen Capital Management in 2018. Prior to joining Polen Capital, he worked for ten years at Loomis, Sayles & Company with six of those years dedicated to the Global Opportunities Fund as a senior equity analyst and four years as an equity analyst in central research. Before business school, Mr. Forker worked at Bear Stearns and Lehman Brothers on the institutional trading desks. He received his B.A. and M.B.A. from the University of Virginia. Mr. Forker is a member of the Boston Economic Club.

The fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of fund shares.

Fiscal Year End	April 30
Trust	A non-diversified series of FundVantage Trust, an open-end management investment company organized as a Delaware statutory trust
Net assets (as of April 30, 2023)	$17.3 million	$9.4 million

Comparison of Principal Risks

Because the funds have identical investment objectives and portfolio managers, and similar investment strategies, the risks of investing the in the Acquired Fund and the Acquiring Fund are substantially the same, with the exception of Mid-Cap Risk (as disclosed below). The following describes the principal risks of investing the Acquired Fund and the Acquiring Fund.

The fund is subject to the principal risks summarized below. These risks could adversely affect the fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the fund. The fund may not be a suitable investment for all investors.

●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

●	Mid-Cap Risk (Acquiring Fund only): In addition to small-cap securities, the fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may be riskier than investments in larger, more established companies. The securities of mid-cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid-cap companies may be more vulnerable to economic, market and industry changes than larger companies. As a result, share price changes may be sudden or erratic than the prices of other equity securities, especially over the short-term. Because mid-cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

●	Currency Risk: Securities and other instruments in which the fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a fund’s investments.

●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and these issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those in developed markets. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of certain emerging market countries have expropriated substantial amounts of private property, and many claims of the property owners under such circumstances have never been fully settled. In the event of expropriation of private property, it is possible that an entire investment in an affected market could be lost. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

●	Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the fund could decline if the financial condition of the companies related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●	Foreign Economy Risk: The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the fund’s ability to purchase or sell foreign securities or transfer the fund’s assets or income back into the United States, or otherwise adversely affect the fund’s operations.

●	Foreign Securities Risk: Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, the fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

●	Geographic Concentration Risk: From time to time, the fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the fund. There is no guarantee that the investment objective of the fund will be achieved.

●	Market Risk: The values of, and/or the income generated by, securities held by the fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Limited History of Operations: The fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.

●	Non-Diversification Risk: Because the fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the fund could fluctuate in value more than an investment in a diversified fund.

●	Sector Risk: Although the fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the fund’s NAV and total returns and may subject the fund to greater risk of loss. Accordingly, the fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

○	Information Technology Sector Risk: At certain points, the fund may have greater exposure to investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

●	Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

●	Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the fund. The Adviser and the fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The fund and its shareholders could be negatively impacted as a result.

Comparison of Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Polen Fund. The fees and expenses for the Acquired Fund and the Acquiring Fund in the tables appearing below are based on the fees and expenses for the fiscal year ended April 30, 2023. The tables also show the pro forma expenses of the Combined Fund assuming the Reorganization occurred on April 30, 2023. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices. Actual fees and expenses may be higher or lower. The actual fees and expenses of the funds as of the Closing Date may differ from those reflected in the tables below.

	Acquired Fund Polen International Small Company Growth Fund (Investor Class Shares)		Acquiring Fund Polen Global SMID Company Growth Fund (Investor Class Shares)(1)	Combined Fund Pro Forma 12 months ended April 30, 2023 (Investor Class Shares)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%		-	1.00%
Distribution (Rule 12b-1) Fees	0.25%		-	0.25%
Other Expenses	1.09%		-	0.72%
Total Annual Fund Operating Expenses	2.34	%(2)	-	1.97	%(3)
Fee Waiver and/or Expense Reimbursement	(0.84)%		-	(0.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	%(2)	-	1.50%

(1)

The Polen Global SMID Company Growth Fund’s Investor Class is not operational as of the date of this Information Statement/Prospectus. The Investor Class will be opened in connection with the Reorganization.

(2)	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
(3)	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) will contractually agree to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser will be entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser will be permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

	Acquired Fund Polen International Small Company Growth Fund (Institutional Class Shares)		Acquiring Fund Polen Global SMID Company Growth Fund (Institutional Class Shares)		Combined Fund Pro Forma 12 months ended April 30, 2023 (Institutional Class Shares)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%		1.00%		1.00%
Distribution (Rule 12b-1) Fees	None		None		None
Other Expenses	1.08%		1.69%		0.72%
Total Annual Fund Operating Expenses	2.08	%(1)	2.69	%(2)	1.72	%(3)
Fee Waiver and/or Expense Reimbursement	(0.83)%		(1.44)%		(0.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	%(1)	1.25	%(2)	1.25%

(1), (2)	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
(3)	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) will contractually agree to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser will be entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser will be permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Examples

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one (which considers the effect of the applicable expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of April 30, 2023. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares	Acquired Fund Polen International Small Company Growth Fund	Acquiring Fund Polen Global SMID Company Growth Fund	Combined Fund (Pro Forma)
Investor Class
Year 1	$153	N/A	$153
Year 3	$650	N/A	$573
Year 5	$1,174	N/A	$1,019
Year 10	$2,612	N/A	$2,258
Institutional Class
Year 1	$127	$127	$127
Year 3	$572	$698	$496
Year 5	$1,042	$1,296	$889
Year 10	$2,344	$2,916	$1,991

Comparison of the Funds’ Past Performance

For the fiscal year ended April 30, 2023, the Acquired Fund and the Acquiring Fund had returns (net of fees) of (13.94)% and (5.74)%, respectively.

Polen International Small Company Growth Fund

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Acquired Fund for the past three calendar years and show how the Acquired Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap), (Net Dividend) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Acquired Fund will perform in the future. Updated performance information is available on the Acquired Fund’s website at https://www.polencapital.com/strategies/international-small-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Calendar Year-to-Date Total Return as of April 30, 2023: 4.30%

During the periods shown in the chart:

Best Quarter	Worst Quarter
27.12%	(24.67)%
June 30, 2020	June 30, 2022

Polen Global SMID Company Growth Fund

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Acquiring Fund for the past calendar year and show how the Acquiring Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”) (SMID Cap), (Net Dividend) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Acquiring Fund will perform in the future. Updated performance information is available on the Acquiring Fund’s website at https://www.polencapital.com/strategies/global-smid-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Calendar Year-to-Date Total Return as of April 30, 2023: 9.95%

During the periods shown in the chart:

Best Quarter	Worst Quarter
10.63%	(24.58)%
December 31, 2022	June 30, 2022

Average Annual Total Returns (%)

(For periods ended December 31, 2022)

Polen International Small Company Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class			12/31/18
Return Before Taxes	(43.41)	1.72
Return After Taxes on Distributions	(43.41)	1.31
Return After Taxes on Distributions and Sale of Shares	(25.70)	1.49
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	(19.97)	26.38

Investor Class			2/08/19
Return Before Taxes	(43.56)	(6.83)
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	(19.97)	16.78

Polen Global SMID Company Growth Fund[2]	1 Year	Since Inception	Inception Date
Institutional Class			1/03/22
Return Before Taxes	(41.70)	(41.70)
Return After Taxes on Distributions	(41.70)	(41.70)
Return After Taxes on Distributions and Sale of Shares	(24.69)	(24.69)
MSCI All Country World® Index (“ACWI”) (SMID Cap) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[3]	(18.72)	(18.72)

[1]	The MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend) captures small-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 4,357 constituents, the index covers approximately 14% of the global equity opportunity set outside the U.S. Indexes are unmanaged and it is not possible to invest directly in an index.
[2]	Investor Class shares have not commenced operations as of the date of this Combined Information Statement/Prospectus.
[3]	The MSCI All Country World® Index (“ACWI”) (SMID Cap) (Net Dividend) captures mid- and small-cap representation across 23 Development Markets and 24 Emerging Markets countries. With 7,783 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.

	Acquired Fund	Acquiring Fund	Combined Fund Post-Reorganization
Management fees

The fund pays Polen Capital a fee for managing the fund. Polen Capital’s annual fee as a percentage of the fund’s average daily net assets is 1.00%. The fee is computed daily and paid monthly.

For the fiscal year ended April 30, 2023, after fee waivers and expense reimbursements, Polen Capital received an aggregate investment advisory fee as a percentage of average net assets of 0.17%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the fund’s semi-annual report to shareholders for the period ended October 31, 2022.

The fund pays Polen Capital a fee for managing the fund. Polen Capital’s annual fee as a percentage of the fund’s average daily net assets is 1.00%. The fee is computed daily and paid monthly.

For the fiscal year ended April 30, 2023, after fee waivers and expense reimbursements, Polen Capital received an aggregate investment advisory fee as a percentage of average net assets of 0.00%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the fund’s annual report to shareholders for the period ended April 30, 2022.

Upon completion of the Reorganization, the combined fund will pay Polen Capital a fee for managing the fund. Polen Capital’s annual fee as a percentage of the fund’s average daily net assets will be 1.00%. The fee will be computed daily and paid monthly.
For a comparison of the gross and net expenses of each fund, please see the tables in the “Comparison of Fees and Expenses section” starting on page 11.

Reasons for the Reorganization

The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal:

First, the Board noted that each of your fund and the Acquiring Fund has the same investment adviser, Polen Capital, and the same portfolio management team. The Board concluded that the continuity of investment adviser and portfolio management team between your fund and the Acquiring Fund supported a determination that the Reorganization is in the best interests of shareholders.

Second, the Board considered that the management fee rate payable by the combined fund will be the same as the management fee rate payable by your fund and concluded that this supported a determination that the Reorganization is in the best interests of shareholders.

Third, the Board considered that the expense ratio of each class of shares of the combined fund is anticipated to be lower than the expense ratio of the corresponding class of your fund, both before and after any applicable fee waivers or expense reimbursements. The Board concluded that the expected lower expense ratios of the combined fund supported a determination that the Reorganization is in the best interests of shareholders.

Fourth, the Board reviewed the performance of each fund and considered that the performance of the Acquiring Fund was better than the performance of your fund for the one-year period ended April 30, 2023. The Board concluded that the performance of each fund was consistent with the determination that the Reorganization is in the best interests of shareholders.

BOARD’S EVALUATION OF THE REORGANIZATION

For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that, taking into account the anticipated benefits to shareholders resulting from the Reorganization described above, the Reorganization is in the best interest of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the Acquiring Fund, including the Independent Trustees, approved the Reorganization. The Trustees also determined that, taking into account the anticipated benefits to shareholders resulting from the Reorganization described above, the Reorganization is in the best interests of that fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of July 31, 2023, and the pro forma combined capitalization of the combined fund as if the Reorganization occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the funds between July 31, 2023 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the funds during that period resulting from income and distributions, and changes in the accrued liabilities of the funds during the same period.

	Acquired Fund Polen International Small Company Growth Fund	Acquiring Fund Polen Global SMID Company Growth Fund	Pro Forma Combined Fund (July 31, 2023)
Net Assets
Institutional Class	$7,551,193	$9,738,262	$17,289,455
Investor Class	$260,863	N/A	$260,863
Total Net Assets	$7,812,056	$9,738,262	$17,550,318
Net Asset Value Per Share
Institutional Class	$10.29	$6.66	$6.66
Investor Class	$10.18	N/A	$6.66
Shares Outstanding
Institutional Class	733,838	1,462,201	2,596,014
Investor Class	25,625	N/A	39,169

It is impossible to predict how many shares of the combined fund will actually be received and distributed by your fund on the Closing date. The table should not be relied upon to determine the amount of combined fund shares that will actually be received and distributed.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATION

Portfolio Securities

Your fund invests in securities of non-U.S. issuers. Your fund’s portfolio consists of securities of issuers located in at least three different countries. In contrast, the Acquiring Fund invests primarily in securities of global issuers, which includes U.S. issuers. The Acquiring Fund’s portfolio consists of securities of issuers located in at least three different countries and will typically invest at least 40% of its net assets in non-U.S. equity securities. Therefore, a number of your fund’s holdings are not consistent with the combined fund’s investment strategy. For that reason, it is currently anticipated that approximately 38% of your fund’s holdings (representing 28% of your fund’s NAV) will be sold in connection with the Reorganization. The disposition of securities in connection with the Reorganization is expected to result in transaction costs to your fund of approximately 0.02% of your fund’s net assets.

In addition, after the closing of the Reorganization, management will analyze and evaluate the portfolio securities of the combined fund, and it is possible that there may be further dispositions of portfolio securities of the combined fund following the Reorganization. Consistent with the combined fund’s investment objective and policies, any restrictions imposed by the Internal Revenue Code and in the best interests of the shareholders of the combined fund, management will influence the extent and duration to which the portfolio securities of your fund and the Acquiring Fund will be maintained by the combined fund. The disposition of portfolio securities also may result in transaction costs to the combined fund.

The disposition of securities in connection with the Reorganization is not expected to result in the recognition of capital gains by your fund. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, other capital gains and losses that may be recognized, and the combined fund’s ability to use any available tax loss carryforwards.

Tax Capital Loss Carryforwards

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses from any taxable year to offset its capital gains. Presently, the net capital loss carryforwards of Polen International Small Company Growth Fund and Polen Global SMID Company Growth Fund from their prior taxable years can be summarized as follows:

Fund	Capital Loss Carryforwards (as of April 30, 2023)
Polen International Small Company Growth Fund	$(4,564,169)
Polen Global SMID Company Growth Fund	$(1,309,461)

For the period ending on the Closing Date, each fund may have net realized capital gains or losses, and as of the Closing Date, a fund may also have net unrealized capital gains or losses.

The Reorganization may result in a number of limitations on the combined fund’s ability to use realized and unrealized losses of the Acquired Fund and the Acquiring Fund. The discussion below describes the limitations that may apply based on the funds’ tax attributes and relative net asset values as of April 30, 2023. Since the Reorganization is not expected to close until August 14, 2023, the net current-year realized capital gains and losses and net unrealized capital gains and losses and the effect of the limitations described may change significantly between now and the completion of the Reorganization. Further, the ability of your fund and the Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

First, in the tax year of the combined fund in which the Reorganization occurs, the combined fund will be able to use carryforwards of your fund’s capital losses (including from your fund’s short taxable year ending on the Closing Date), subject to the limitations described in the following paragraphs, to offset only a prorated portion of the combined fund’s capital gains for such tax year, based on the number of days remaining in the combined fund’s tax year after the Closing Date.

Second, the Reorganization is expected to result in a limitation on the combined fund’s ability to use your fund’s capital loss carryforwards and, in certain cases, net unrealized losses inherent in your fund’s assets at the time of the Reorganization, in subsequent tax years. This limitation, imposed by Section 382 of the Internal Revenue Code, will apply if your fund’s shareholders own less than 50% of the combined fund immediately after the Reorganization. This limitation is imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. The annual limitation described in this paragraph for periods following the Reorganization generally will equal the product of the net asset value of your fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization. This limitation may be prorated in the taxable year in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Third, the Reorganization may result in limitations on the combined fund’s ability to use loss carryforwards of the Acquiring Fund, a portion of losses recognized by the Acquiring Fund in the taxable year in which the Reorganization occurs, and, in certain cases, a net unrealized loss inherent in the assets of the Acquiring Fund at the time of the Reorganization. This limitation will apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the applicable Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitations may be carried forward, subject to the generally applicable limitations on the carryforward of losses. The aggregate annual limitation described in this paragraph for periods following the applicable Reorganization generally will equal the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization. This limitation may be prorated in the taxable year in which the applicable Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Fourth, if the Acquired Fund or the Acquiring Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the combined fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the fund with the net unrealized gain) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other fund. This limitation will generally apply if the Acquiring Fund’s or the Acquired Fund’s unrealized capital gains as of the date of the Reorganization are greater than the lessor of $10,000,000 or 15% of the fair market value of its assets as of the Closing Date.

As of April 30, 2023, the funds had the following current-year net realized capital gains (losses) and net realized and unrealized gains (losses):

Fund	Current Year Realized Capital Gains (Losses)	Net Realized and Unrealized Gains (Losses)
Polen International Small Company Growth Fund	$(4,194,913)	$(3,236,785)
Polen Global SMID Company Growth Fund	$(1,314,570)	$(299,629)

Fifth, any capital loss carryforwards from prior years, any net current-year capital losses, and, potentially, any unrealized capital losses will benefit the shareholders of the combined fund, rather than only the shareholders of the combining fund that incurred the loss.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

●	The Reorganization is scheduled to occur as of the open of business on August 14, 2023 (the “Closing Date”) but may occur on such later date as the parties may agree.

●	The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume all of the Acquired Fund’s liabilities. The net asset value of the Acquired Fund will be computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (i.e., August 11, 2023).

●	Shares of the Acquiring Fund will immediately be distributed to you on a class-by-class basis in proportion to the relative net asset value of your holdings of shares of each class of the Acquired Fund on the Closing Date. As a result, the Acquired Fund’s Institutional Class and Investor Class shareholders will end up as Institutional Class and Investor Class shareholders, respectively, of the Acquiring Fund. The shares of each class of the Acquiring Fund shares that you receive in the Reorganization will have the same aggregate net asset value as your holdings of shares of the corresponding class of the Acquired Fund immediately prior to the Reorganization. The net asset value attributable to a class of shares of each fund will be determined using the Trust’s valuation policies and procedures.

●	After the shares are issued, the Acquired Fund will be dissolved.

●	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

●	The Reorganization, itself, generally is not expected to result in gain or loss being recognized for federal income tax purposes by shareholders of either your fund or the Acquiring Fund, except as set forth below under the heading “Tax Status of the Reorganization.” The Reorganization will not take place unless both funds receive a tax opinion from Troutman Pepper Hamilton Sanders LLP, counsel to the funds, as described below under the heading “Tax Status of the Reorganization.”

Agreement and Plan of Reorganization

The Agreement and Plan of Reorganization with respect to the Reorganization is attached as Exhibit A to this Information Statement/Prospectus. Material provisions of the Agreement and Plan of Reorganization are described below but are qualified in their entirety by the attached copy.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Article VI).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from that fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Article VII).

The funds’ obligations are subject to the receipt of a favorable opinion of Troutman Pepper Hamilton Sanders LLP as to the federal income tax consequences of the Reorganization (see Agreement and Plan of Reorganization, Article 8.5).

Termination of Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.

Expenses of the Reorganization. All expenses incurred by the Acquired Fund and the Acquiring Fund in connection with the Reorganization will be borne by Polen Capital.

TAX STATUS OF THE REORGANIZATION

The Reorganization is conditioned upon the receipt by each fund of an opinion from Troutman Pepper Hamilton Sanders LLP, counsel to the Polen Funds, substantially to the effect that, for federal income tax purposes:

●	The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

●	Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution (whether actual or constructive) of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in the Agreement;

●	Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund as contemplated in the Agreement;

●	Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

●	Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

●	Under Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares solely for the Acquiring Fund Shares in the Reorganization;

●	Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor by such shareholder;

●	Under Code Section 1223(1), the Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received by the Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization; and

●	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Counsel will express no opinion as to (1) the effect of the Reorganization on (A) any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, or (D) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of your fund and the Acquiring Fund. The condition that each fund receives such an opinion may not be waived by either fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

The foregoing discussion is very general and does not take into account any considerations that may apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

SHAREHOLDER INFORMATION FOR THE ACQUIRING FUND

PRICING OF SHARES

The price of the Acquiring Fund’s shares is based on its NAV. The Acquiring Fund values its assets, based on current market values when such values are available. The NAV per share of the Acquiring Fund is calculated as follows:

The Acquiring Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Acquiring Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. The valuations of securities that trade principally on a foreign market that closes before the time as of which the Acquiring Fund calculates its NAV will generally be based on an adjusted fair value price furnished by an independent pricing service as of the time NAV is calculated. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Any assets held by the Acquiring Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Acquiring Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Acquiring Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Acquiring Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the aforementioned valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Acquiring Fund’s NAV that fairly reflects security or asset values as of the time of pricing. However, fair values for a security or asset determined pursuant to the Adviser’s policies and procedures may not accurately reflect the price that the Fund could obtain if it were to dispose of that security or asset as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Acquiring Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Acquiring Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Investor Class shares and Institutional Class shares of the Acquiring Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction-based fees or other fees for the services of such organization.

Investor Class	Institutional Class
No initial sales charge	No initial sales charge

Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee

Shares representing interests in the Acquiring Fund are offered on a continuous basis by the Acquiring Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”). Shares of the Acquiring Fund do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Acquiring Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Acquiring Fund through certain financial intermediaries who may charge you a commission, or directly through the transfer agent of the Acquiring Fund, as discussed below. No share certificates are issued in connection with the purchase of Acquiring Fund shares. The Acquiring Fund reserves the right to waive the minimum initial investment requirement for any investor.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Acquiring Fund’s shares to another financial intermediary that is authorized to process Acquiring Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Acquiring Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In the event you modify or change your relationship with your financial intermediary through which you invest in the Acquiring Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b-1 distribution fees.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Acquiring Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Investor Class Shares

Distribution Plan

The Board of Trustees, on behalf of the Acquiring Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Acquiring Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Acquiring Fund’s Investor Class shares.

Institutional Class Shares

Sales of the Acquiring Fund’s Institutional Class shares are not subject to a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction-based fees or other fees for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the Acquiring Fund. Please make sure your check is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

Overnight Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

Attention: P.O. Box 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

The Acquiring Fund will only accept checks drawn on U.S. currency on domestic banks. The Acquiring Fund will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

While the Acquiring Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Acquiring Fund available or (ii) the transfer agent, in the case of a direct to Acquiring Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at (888) 678-6024 for more information.

The USA PATRIOT Act requires financial institutions, including the Acquiring Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Acquiring Fund in verifying your identity. Until such verification is made, the Acquiring Fund may temporarily limit additional share purchases. In addition, the Acquiring Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Acquiring Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $3,000 with respect to Investor Class shares ($2,000 if investing in an IRA) and at least $100,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.

Individual Retirement Account and Education Savings Account Investments

You may invest in the Acquiring Fund through the following individual retirement accounts:

●	Traditional Individual Retirement Accounts (“IRAs”)

●	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

●	Spousal IRAs

●	Roth Individual Retirement Accounts (“Roth IRAs”)

●	Simplified Employee Pension Plans (“SEP IRAs”)

●	Coverdell Education Savings Accounts (“CESAs”)

Additional Information

If you have questions regarding the purchase of Acquiring Fund shares, call Shareholder Services toll-free at (888) 678-6024 before 4:00 p.m. Eastern time.

TO ADD AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the Acquiring Fund and that your additional investment is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares. Mail the slip and your check to:

Regular Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

Overnight Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

Attention: P.O. Box 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

By Wire

Call Shareholder Services toll-free at (888) 678-6024 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $100 with respect to Investor Class shares. There is no minimum additional investment with respect to Institutional Class shares.

Automatic Investment Plan

You may open an automatic investment plan account for Investor Class shares with a $2,000 initial purchase and a $100.00 monthly investment and for Institutional Class shares with a $100,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Acquiring Fund toll-free at (888) 678-6024 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Acquiring Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $100.00. The Acquiring Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Acquiring Fund’s transfer agent toll-free at (888) 678-6024.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Acquiring Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Acquiring Fund may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

Purchase Price

Purchase orders received in good order by the Acquiring Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Acquiring Fund through a financial intermediary who may charge you a commission and additional fees on your purchase and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Acquiring Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Acquiring Fund. Customer orders are required to be priced at the Acquiring Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Acquiring Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Acquiring Fund shares to another financial intermediary that is authorized to process Acquiring Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.”

Networking and Sub-Transfer Agency Fees. The Acquiring Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Acquiring Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Acquiring Fund, the Adviser or their service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Acquiring Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in the Acquiring Fund’s Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Acquiring Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Acquiring Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Acquiring Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Acquiring Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Acquiring Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Acquiring Fund, the Acquiring Fund and the Adviser will not consider the sale of Acquiring Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the Acquiring Fund’s Statement of Additional Information.

Rights Reserved by the Acquiring Fund

The Fund reserves the right to:

●	reject any purchase order;

●	suspend the offering of shares;

●	vary the initial and subsequent investment minimums;

●	waive the minimum investment requirement for any investor;

●	redeem accounts with balances below the minimum after 30 days’ written notice;

●	redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

●	subject to applicable law, redeem your shares in other circumstances determined by the Board to be in the best interest of the Acquiring Fund; and

●	redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Acquiring Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Acquiring Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Acquiring Fund. These expenses are borne by all Acquiring Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Acquiring Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Acquiring Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Acquiring Fund and its shareholders, the Acquiring Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Acquiring Fund believes are engaging in similar trading activity that, in the judgment of the Acquiring Fund or the Adviser, may be disruptive to the Acquiring Fund. The Acquiring Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Acquiring Fund and its shareholders or would subordinate the interests of the Acquiring Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Fund’s Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Acquiring Fund in order to assess the likelihood that the Acquiring Fund may be the target of market timing or similar trading practices. If, in its judgment, the Acquiring Fund or the Adviser detects excessive, short-term trading, the Acquiring Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Acquiring Fund. The Acquiring Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Acquiring Fund will apply its procedures in a manner that, in the Acquiring Fund’s judgment, will be uniform.

There is no guarantee that the Acquiring Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Acquiring Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Acquiring Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Acquiring Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Acquiring Fund may prohibit additional purchases of Acquiring Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Acquiring Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Acquiring Fund. If a financial intermediary fails to enforce the Acquiring Fund’s excessive trading policies, the Acquiring Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Acquiring Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.

Redemption Policies

Payment for redemptions of Acquiring Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Acquiring Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Acquiring Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Acquiring Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Acquiring Fund reserves the right to reject any third party check.

Under normal market conditions, the Acquiring Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Acquiring Fund’s holdings consistent with its investment strategy. The Acquiring Fund generally pays redemptions proceeds in cash; however, the Acquiring Fund reserves the right to honor certain redemptions “in-kind” with securities, rather than cash. The Acquiring Fund is more likely to redeem in-kind to meet large redemption requests or during times of market stress.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

●	Write a letter of instruction that includes: the name of the Acquiring Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

●	Include all signatures and any additional documents that may be required.

●	Mail your request to:

Regular Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

Overnight Mail:

Polen Global SMID Company Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

Attention: P.O. Box 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

●	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

●	The Acquiring Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

●	The Acquiring Fund requires a medallion signature guarantee if the written redemption exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (888) 678-6024. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Acquiring Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Acquiring Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Acquiring Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Acquiring Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Acquiring Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Acquiring Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call Shareholder Services toll-free at (888) 678-6024 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Acquiring Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Acquiring Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Acquiring Fund may require that a subsequent request be submitted.

Late Trading

Late trading is the practice of buying or selling Acquiring Fund shares at the closing price after the Acquiring Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Acquiring Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

EXCHANGING INTO OTHER SHARE CLASSES

You may transfer your shares into another class of shares of the Acquiring Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares from the Acquiring Fund directly, call the transfer agent toll-free at (888) 678-6024 for information on exchanging shares into another class of the Acquiring Fund. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on exchanging shares into another class of the Acquiring Fund. Transfers between classes of a single fund are generally not considered a taxable transaction. This exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Acquiring Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Acquiring Fund), certain policies and fees regarding your investment in the Acquiring Fund may be different than those described in the Acquiring Fund’s Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Acquiring Fund shares to another financial intermediary that is authorized to process Acquiring Fund orders or (b) establish a direct account with the Trust’s transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Acquiring Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Acquiring Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Acquiring Fund. You will not be charged any additional fees by the Acquiring Fund (other than those described in the Acquiring Fund’s Prospectus) if you purchase or redeem shares directly through the Acquiring Fund.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout the Acquiring Fund’s Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout the Acquiring Fund’s Prospectus.

Account Minimum

You must keep at least $2,000 worth of Investor Class and Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,000 due to your redemptions (not including market fluctuations), the Acquiring Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Acquiring Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Acquiring Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Acquiring Fund recognizes the following medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Please call Shareholder Services toll-free at (888) 678-6024 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Acquiring Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Acquiring Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Acquiring Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Acquiring Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Acquiring Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (888) 678-6024.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll-free at (888) 678-6024 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Acquiring Fund currently provides the following account information:

●	confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

●	account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares); and

●	tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Acquiring Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Acquiring Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Acquiring Fund mails only one copy of its Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (888) 678-6024 or, if your shares are held through a financial institution, please contact the financial institution directly. The Acquiring Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions of net investment income and net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Acquiring Fund will distribute either investment income or capital gains.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Acquiring Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Acquiring Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution (see “More Information about Taxes — Distributions”).

MORE INFORMATION ABOUT TAXES

Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this section is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Acquiring Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Acquiring Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Acquiring Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Acquiring Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Acquiring Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Acquiring Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Acquiring Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Acquiring Fund shares shortly before the Acquiring Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Acquiring Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Acquiring Fund’s distribution schedule before you invest.

Ordinary Income. Net investment income (except for qualified dividends and income designated as tax-exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Acquiring Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Acquiring Fund as “qualified dividend income” are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Acquiring Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non-corporate shareholders.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Acquiring Fund’s holding period) for federal income tax purposes regardless of how long you have held your Acquiring Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Acquiring Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Acquiring Fund as a capital asset. If you exchange shares of the Acquiring Fund for shares of another fund, the exchange will be treated as a sale of the Acquiring Fund’s shares and any gain on the transactions may be subject to federal income tax. The capital gain will be long-term or short-term depending on how long you have held your shares in the Acquiring Fund. Sales of shares of the Acquiring Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Returns of Capital. If the Acquiring Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Acquiring Fund’s shares, but will reduce each shareholder’s cost basis in the Acquiring Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. If the return of capital distribution exceeds a shareholder’s cost basis, the excess amount will be capital gain, assuming you held your shares as a capital asset, and will be long-term or short-term capital gain depending on how long you have held your Acquiring Fund shares.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Acquiring Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This section does not discuss the state and local tax consequences of an investment in the Acquiring Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Acquiring Fund. The Acquiring Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This section does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Acquiring Fund. Non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Acquiring Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Acquiring Fund for federal income tax purposes. However, RICs, such as the Acquiring Fund, must report cost basis information to you and the IRS when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Acquiring Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Acquiring Fund during the prior taxable year. Annual and Semiannual Shareholder Reports will be available when the Acquiring Fund has completed a full fiscal year of operations.

This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Acquiring Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non-U.S. shareholders or tax-exempt shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Acquiring Fund’s Statement of Additional Information. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Acquiring Fund on their particular tax situation.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Investor Class and Institutional Class shares of the fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Annual Report. Each fund’s 2023 Annual Report is incorporated by reference into the fund’s SAI and is available upon request by calling toll-free at (888) 678-6024 or visiting Polen Capital’s website at https://www.polencapital.com.

Polen Global SMID Company Growth Fund

	Institutional Class
	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of period	$6.80	$10.00
Net investment loss[1]	(0.05)	(0.00)[2]
Net realized and unrealized loss on investments	(0.34)	(3.20)
Total from investment operations	(0.39)	(3.20)
Net asset value, end of period	$6.41	$6.80
Total investment return[3]	(5.74)%	(32.00)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$9,411	$7,868
Ratio of expenses to average net assets	1.25%	1.25%[4]
Ratio of expenses to average net assets without waivers[5]	2.69%	4.91%[4]
Ratio of net investment loss to average net assets	(0.79)%	(0.12)%[4]
Portfolio turnover rate	41%	8%[6]

*	Commencement of operations on January 3, 2022.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $(0.005) per share.
[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[4]	Annualized.
[5]	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
[6]	Not annualized.

Polen International Small Company Growth Fund

	Institutional Class
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$12.12	$17.02
Net investment income/(loss)[1]	(0.04)	(0.09)
Net realized and unrealized gain/(loss) on investments	(1.65)	(4.64)
Total from investment operations	(1.69)	(4.73)
Dividends and distributions to shareholders from:
Net realized capital gains	-	(0.17)
Redemption fees	-	-
Net asset value, end of period	$10.43	$12.12
Total investment return[3]	(13.94)%	(28.09)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$17,022	$23,990
Ratio of expenses to average net assets	1.25%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	2.08%	1.60%
Ratio of net investment income/(loss) to average net assets	(0.41)%	(0.52)%
Portfolio turnover rate	40%	51%

	Institutional Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$12.02	$11.93
Net investment income/(loss)[1]	(0.08)	(0.03)
Net realized and unrealized gain/(loss) on investments	5.08	0.22
Total from investment operations	5.00	0.19
Dividends and distributions to shareholders from:
Net realized capital gains	(0.00)[2]	(0.10)
Redemption fees	-	0.00 [2]
Net asset value, end of period	$17.02	$12.02
Total investment return[3]	41.61%	1.48%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$29,799	$7,908
Ratio of expenses to average net assets	1.25%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	2.00%	3.95%
Ratio of net investment income/(loss) to average net assets	(0.50)%	(0.21)%
Portfolio turnover rate	32%	25%

Polen International Small Company Growth Fund (continued)

Institutional Class
For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.00
Net investment income/(loss)[1]	0.00 [2]
Net realized and unrealized gain/(loss) on investments	1.93
Total from investment operations	1.93
Dividends and distributions to shareholders from:
Net realized capital gains	-
Redemption fees	-
Net asset value, end of period	$11.93
Total investment return[3]	19.30%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$3,357
Ratio of expenses to average net assets	1.25%[4]
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	7.51%[4]
Ratio of net investment income/(loss) to average net assets	0.01%[4]
Portfolio turnover rate	9%[6]

*	Commencement of operations on December 31, 2018.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.005 per share.
[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[4]	Annualized.
[5]	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
[6]	Not annualized.

Polen International Small Company Growth Fund (continued)

	Investor Class
	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$12.02	$16.93
Net investment income/(loss)[1]	(0.07)	(0.13)
Net realized and unrealized gain/(loss) on investments	(1.63)	(4.61)
Total from investment operations	(1.70)	(4.74)
Dividends and distributions to shareholders from:
Net realized capital gains	-	(0.17)
Redemption fees	-	-
Net asset value, end of period	$10.32	$12.02
Total investment return[3]	(14.14)%	(28.29)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$304	$564
Ratio of expenses to average net assets	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	2.34%	1.86%
Ratio of net investment income/(loss) to average net assets	(0.66)%	(0.77)%
Portfolio turnover rate	40%	51%

	Investor Class
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$11.98	$11.92
Net investment income/(loss)[1]	(0.11)	(0.06)
Net realized and unrealized gain/(loss) on investments	5.06	0.22
Total from investment operations	4.95	0.16
Dividends and distributions to shareholders from:
Net realized capital gains	(0.00)[2]	(0.10)
Redemption fees	-	0.00 [2]
Net asset value, end of period	$16.93	$11.98
Total investment return[3]	41.33%	1.23%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$854	$172
Ratio of expenses to average net assets	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	2.24%	4.26%
Ratio of net investment income/(loss) to average net assets	(0.75)%	(0.46)%
Portfolio turnover rate	32%	25%

Polen International Small Company Growth Fund (continued)

Investor Class
For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.81
Net investment income/(loss)[1]	0.01
Net realized and unrealized gain/(loss) on investments	1.10
Total from investment operations	1.11
Dividends and distributions to shareholders from:
Net realized capital gains	-
Redemption fees	-
Net asset value, end of period	$11.92
Total investment return[3]	10.27%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$37
Ratio of expenses to average net assets	1.50%[4]
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[5]	7.17%[4]
Ratio of net investment income/(loss) to average net assets	0.36%[4]
Portfolio turnover rate	9%[6,7]

*	Commencement of operations on February 8, 2019.

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.005 per share.
[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[4]	Annualized.
[5]	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
[6]	Not annualized.
[7]	Reflects portfolio turnover of the Fund for the year ended April 30, 2019.

EXPERTS

The financial highlights and financial statements of each Fund for the period of each Fund’s operations are incorporated by reference into this Information Statement/Prospectus. Each Fund’s financial highlights and financial statements for the period of each Fund’s operations have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Polen Fund from your investment firm or by calling (888) 678-6024 or on Polen Capital’s website at https://www.polencapital.com.

Each Polen Fund makes available its statement of additional information and shareholder reports, free of charge, on Polen Capital’s website at https://www.polencapital.com. You also may find other information and updates about Polen Capital and each Polen Fund, including Polen Fund performance information, on Polen Capital’s website.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Polen Fund’s investments. The annual report discusses market conditions and investment strategies that significantly affected each Polen Fund’s performance during its last fiscal year.

Statement of additional information. The statement of additional information of each Polen Fund provides more detailed information about the fund.

You can also review and copy each Polen Fund’s shareholder reports, prospectus and statement of additional information on the Securities and Exchange Commission’s EDGAR database on the Commission’s Internet site at https://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 30th day of June, 2023, between the Polen Global SMID Company Growth Fund (the “Acquiring Fund”) and the Polen International Small Company Growth Fund (the “Acquired Fund,” and collectively with the Acquiring Fund, the “Funds”), each a series of the FundVantage Trust (the “Trust”); and, for purposes of paragraph 9.1 only, Polen Capital Management, LLC (the “Adviser”). The Trust is a Delaware statutory trust with its principal place of business at 301 Bellevue Parkway, Wilmington, DE 19809.

WHEREAS, the Acquired Fund has Investor Class and Institutional Class shares, and the Acquiring Fund has Investor Class and Institutional Class shares.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for the shares of beneficial interest, no par value per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (iii) the distribution of the shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in this Agreement, all upon the terms and conditions set forth in this Agreement. The parties intend that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

WHEREAS, the Acquiring Fund and the Acquired Fund are each an open-end, registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board, including a majority of the Independent Trustees, has determined that it is in the best interests of the Acquired Fund to exchange all of its assets and liabilities for Acquiring Fund Shares (as defined below) and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements set forth in this Agreement, the parties covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF the ACQUIRED FUND IN EXCHANGE FOR THE
ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND
LIABILITIES AND LIQUIDATION OF the ACQUIRED FUND

1.1. THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”), computed in the manner and as of the time and date set forth in Article II; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2. ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof. The Acquired Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Acquired Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3. LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4. LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined below), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Information Statement/Prospectus on Form N-14 which will be distributed to shareholders of the Acquired Fund.

1.6. TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7. REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8. TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II
VALUATION

2.1. VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2. VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3. SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets shall be determined by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Acquiring Fund.

2.4. DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III
CLOSING AND CLOSING DATE

3.1. CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about August 14, 2023 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2. EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3. TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1. REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) The audited financial statements of the Acquired Fund dated April 30, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h) Since April 30, 2023, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each taxable year since commencement of the Acquired Fund’s operation (and in the case of the taxable year that includes, but does not end on, the Closing Date, for that portion of such taxable year ending with the Closing), the Acquired Fund: (i) has been (or is expected to be) a “fund”, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” (“RIC”) and has elected to be treated as such, (iii) has been (or is expected to be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and (iv) has not been (and is not expected to be), liable for any material income or excise tax under Section 852 or 4982 of the Code. The Acquired Fund has paid or made provision for the payment of any Tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Acquired Fund has not taken any action or caused any action to be taken or caused any action to fail to be taken which action or failure could reasonably be expected to cause the Acquired Fund to fail to qualify as a RIC. The Acquired Fund does not have (and is not expected to have as of Closing) current or accumulated earnings and profits accumulated in any taxable year for which the provisions of Part I of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Acquired Fund.

(k) The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

(l) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which includes an information statement of the Acquired Fund (the “Information Statement/Prospectus”), all of which shall be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Information Statement/Prospectus included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2. REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectus and statement of additional information, as of the date of the Information Statement/Prospectus, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) The audited financial statements of the Acquiring Fund dated April 30, 2023 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g) Since April 30, 2023, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i) For each taxable year of its operations (including the taxable year that includes the Closing Date), the Acquiring Fund (i) has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code; (ii) has met, and will meet, the requirements of Subchapter M for qualification as a RIC and has elected to be treated as such; (iii) has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code; and (iv) has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. The Acquiring Fund has not taken any action, caused any action to be taken, failed to take or failed to cause any action to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC eligible to compute its federal income tax under Section 852 of the Code. As of the time of the Closing, the Acquiring Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M did not apply to it.

(j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Information Statement/Prospectus included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and, with respect to the Acquired Fund, will include portfolio turnover and changes to the portfolio necessary to transition the portfolio to the Acquiring Fund.

5.2. INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3. ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5. TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2. The Acquired Fund shall have delivered to the Acquiring Fund an unaudited statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.3. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.5. Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Troutman Pepper Hamilton Sanders LLP substantially to the effect that, for federal income tax purposes:

(a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) Under Code Sections 361(a) or 357(a), no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution (whether actual or constructive) of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in the Agreement;

(c) Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund as contemplated in the Agreement;

(d) Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(e) Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f) Under Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares solely for the Acquiring Fund Shares in the Reorganization;

(g) Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor by such shareholder; and

(h) Under Code Section 1223(1), the Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received by the Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization.

(i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, or (D) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Troutman Pepper Hamilton Sanders LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX
EXPENSES

9.1. Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Adviser, the investment adviser to the Funds. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (d) postage; (e) printing; (f) accounting fees; and (g) legal fees.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1. This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, or its Trustees or officers, to the other party, but the Adviser shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII
AMENDMENTS

12.1. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law provisions thereof.

13.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5. With respect to the Trust, the name used in this Agreement refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting under Delaware organizational documents, which are referred to and are also on file at the principal offices of the Funds. The obligations of the Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Funds, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Funds personally, but bind only the trust property of each series, as applicable, and all persons dealing with the Acquired Fund and the Acquiring Fund must look solely to the Trust’s property belonging to the Acquired Fund and the Acquiring Fund for the enforcement of any claims against the Acquired Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the duly authorized officers of the Parties, including Polen Capital Management, LLC, have signed and delivered this Agreement as of the day and year first above written.

FUNDVANTAGE TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Joel L. Weiss
Joel L. Weiss
President

For purposes of 9.1 only:
POLEN CAPITAL MANAGEMENT, LLC

By:	/s/ Brian Goldberg
Brian Goldberg
General Counsel

EXHIBIT A

The following chart shows (i) the Acquired Fund and (ii) the Acquiring Fund:

Acquired Fund, a series of FUNDVANTAGE TRUST	Acquiring Fund, a series of FUNDVANTAGE TRUST
Polen International Small Company Growth Fund	Polen Global SMID Company Growth Fund

POLEN GLOBAL SMID COMPANY GROWTH FUND

(a series of FundVantage Trust)

301 Bellevue Parkway

Wilmington, DE 19809

(856) 528-3500

STATEMENT OF ADDITIONAL INFORMATION

August 7, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Information Statement/Prospectus dated August 7, 2023, which covers Institutional Class and Investor Class shares of Polen Global SMID Company Growth Fund (the “Acquiring Fund”) to be issued in exchange for corresponding shares of Polen International Small Company Growth Fund (the “Acquired Fund”) (the “Reorganization”). Please retain this SAI for further reference.

The Prospectus is available to you from the Trust free of charge by calling (888) 678-6024.

Page
INTRODUCTION	SAI-2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE	SAI-2
ADDITIONAL INFORMATION ABOUT EACH POLEN FUND	SAI-2
SUPPLEMENTAL FINANCIAL INFORMATION	SAI-2

SAI-1

INTRODUCTION

This SAI is intended to supplement the information provided in the combined Information Statement/ Prospectus dated August 7, 2023 (the “Information Statement/Prospectus”) relating to the Reorganization of the Acquired Fund with the Acquiring Fund.

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

1.	Polen Global SMID Company Growth Fund’s Statement of Additional Information dated September 1, 2022 (File Nos. 333-141120 and 811-22027), as filed with the Securities and Exchange Commission on August 29, 2022 (Accession No. 0001829126-22-016264) is incorporated herein by reference.

2.	Polen Global SMID Company Growth Fund’s Annual Report for the fiscal year ended April 30, 2023 (File No. 811-22027), as filed with the Securities and Exchange Commission on July 7, 2023 (Accession No. 0001193125-23-183518) is incorporated herein by reference.

3.	Polen International Small Company Growth Fund’s Statement of Additional Information dated September 1, 2022 (File Nos. 333-141120 and 811-22027), as filed with the Securities and Exchange Commission on August 29, 2022 (Accession No. 0001829126-22-016264) is incorporated herein by reference.

4.	Polen International Small Company Growth Fund’s Annual Report for the fiscal year ended April 30, 2023 (File No. 811-22027), as filed with the Securities and Exchange Commission on July 7, 2023 (Accession No. 0001193125-23-183518) is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT EACH POLEN FUND

Additional information about each Polen Fund can be found in the most recent SAI of each Polen Fund, which is incorporated by reference into this registration statement.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the combined fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Combined Information Statement/Prospectus.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to investment restrictions. As a result, a schedule of investments of the Acquired Fund modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization. It is expected that approximately 38% of the portfolio holdings of the Acquired Fund (representing 28% of the Acquiring Fund’s net assets) will be sold by the Adviser prior to the Reorganization to align the Acquired Fund’s portfolio holdings with the Acquiring Fund’s portfolio holdings, subject to market conditions. Notwithstanding such realignment, all of the securities held by the Acquired Fund are permissible securities under the Acquiring Fund’s investment strategy. In addition, the Acquiring Fund will be the surviving fund of the Reorganization for accounting purposes. There are no material differences in the accounting, valuation and tax policies of the Acquired Fund as compared to those of the Acquiring Fund.

SAI-2

PART C

OTHER INFORMATION

Item 15.	Indemnification.

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Polen Global SMID Company Growth Fund (the “Registrant”), a series of FundVantage Trust, on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-141120 and 811-22027), as filed with the Securities and Exchange Commission on August 29, 2022 (Accession No. 0001829126-22-016264), which information is incorporated herein by reference.

Item 16.	Exhibits.

(1)	(a)	Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement as filed with the Commission on May 18, 2012.

	(b)	Certificate of Trust. Incorporated by reference to Registrant’s Initial Registration Statement as filed with the Commission on March 7, 2007.

(c) Amended and Restated Schedule A to Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on June 30, 2023.

(2)	By-Laws. Incorporated by reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement as filed with the Commission on August 28, 2017.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed herewith as Exhibit A this Registration Statement on Form N-14.

(5)	See Articles 3, 7 and 8 of the Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement as filed with the Commission on May 18, 2012.

(6)	(a)	Investment Advisory Agreement with Polen Management, LLC (“Polen”) dated October 19, 2012. Incorporated by reference to Post-Effective Amendment No. 77 to Registrant’s Registration Statement as filed with the Commission on August 28, 2013.

	(b)	Amended and Restated Schedules A and B to the Investment Advisory Agreement with Polen dated February 28, 2023. Incorporated by reference to Post-Effective Amendment No. 302 to Registrant’s Registration Statement as filed with the Commission on February 28, 2023.

(7)	(a)	Underwriting Agreement with Foreside Funds Distributors LLC (“Foreside”) dated April 1, 2012. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement as filed with the Commission on April 13, 2012.

	(b)	Amendment to Underwriting Agreement with Foreside effective September 30, 2021. Incorporated by reference to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

	(c)	First Amendment to Underwriting Agreement with Foreside dated December 2, 2021. Incorporated by reference to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

	(d)	Second Amendment to Underwriting Agreement with Foreside dated March 15, 2022. Incorporated by reference to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

	(e)	Third Amendment to Underwriting Agreement with Foreside dated June 30, 2022. Incorporated by reference to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(f)	Fourth Amendment to Underwriting Agreement with Foreside dated December 2, 2022. Incorporated by reference to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

(8)	Not applicable.

(9)	(a)	Custody Agreement with The Bank of New York Mellon dated March 14, 2011. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

	(b)	Amended and Restated Schedule II to the Custody Agreement with The Bank of New York Mellon dated December 30, 2022. Incorporated by reference to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(c)	Foreign Custody Manager Agreement with The Bank of New York Mellon dated March 14, 2011. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

(10)	(a)	12b-1 Plan for the Polen Global SMID Company Growth Fund. Incorporated by reference to Post-Effective Amendment No. 302 to Registrant’s Registration Statement as filed with the Commission on February 28, 2023.

	(b)	Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 316 to Registrant’s Registration Statement as filed with the Commission on July 21, 2023.

(11)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on June 30, 2023.

(12)	Form of Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, supporting the tax matters and consequences of securities being issued. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on June 30, 2023.

(13)	(a)	Expense Limitation/Reimbursement Agreement with Polen Capital Management LLC for the Polen Global SMID Company Growth Fund dated December 28, 2021, as amended and restated August 31, 2022. Incorporated by Reference to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

	(b)	Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated October 30, 2018. Incorporated by reference to Post-Effective Amendment No. 205 to Registrant’s Registration Statement as filed with the Commission on January 28, 2019.

	(c)	First Amendment to Transfer Agency and Shareholder Services Agreement dated December 31, 2018. Incorporated by reference to Post-Effective Amendment No. 205 to Registrant’s Registration Statement as filed with the Commission on January 28, 2019.

	(d)	Second Amendment to Transfer Agency and Shareholder Services Agreement dated October 12, 2020. Incorporated by reference to Post-Effective Amendment No. 255 to Registrant’s Registration Statement as filed with the Commission on January 28, 2021.

(e)	Third Amendment to Transfer Agency and Shareholder Services Agreement dated March 31, 2021. Incorporated by reference to Post-Effective Amendment No. 258 to Registrant’s Registration Statement as filed with the Commission on August 30, 2021.

(f)	Fourth Amendment to Transfer Agency and Shareholder Services Agreement dated December 2, 2021. Incorporated by reference to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

(g)	Fifth Amendment to Transfer Agency and Shareholder Services Agreement dated June 9, 2022. Incorporated by Reference to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

(h)	Sixth Amendment to Transfer Agency and Shareholder Services Agreement dated December 30, 2022. Incorporated by reference to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

(i)	Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) dated July 19, 2007. Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement as filed with the Commission on July 27, 2007.

(j)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement dated December 30, 2022. Incorporated by reference to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

(k)	Fair Value Services Amendment to the Administration and Accounting Services Agreement dated August 12, 2010. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement as filed with the Commission on August 30, 2010.

(l)	Amendment to the Administration and Accounting Services Agreement dated December 2, 2010. Incorporated by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

	(m)	Amendment to the Administration and Accounting Services Agreement dated June 14, 2017. Incorporated by reference to Post-Effective Amendment No. 169 to Registrant’s Registration Statement as filed with the Commission on August 28, 2017.

	(n)	Amendment to the Administration and Accounting Services Agreement dated July 21, 2022. Incorporated by Reference to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne. Incorporated by reference to Post-Effective Amendment No. 302 to the Registrant’s Registration Statement as filed with the Commission on February 28, 2023.

(17)	(a)	Code of Ethics of the Registrant. Incorporated by reference to Post-Effective Amendment No. 196 to Registrant’s Registration Statement as filed with the Commission on August 28, 2018.

Item 17.	Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145c, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant undertakes to file the opinion of counsel supporting the tax consequences of the reorganization and the related consent thereto required by Item 16(12) through an amendment to the registration statement no later than a reasonable time after closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Wilmington, State of Delaware on the 7th day of August, 2023.

FUNDVANTAGE TRUST

By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	August 7, 2023
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	August 7, 2023
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	August 7, 2023
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	August 7, 2023
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	August 7, 2023
Stephen M. Wynne

/s/ Christine S. Catanzaro	Treasurer and CFO	August 7, 2023
Christine S. Catanzaro

/s/ Joel L. Weiss	President and CEO	August 7, 2023
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
(14)	Consent of Independent Registered Public Accounting Firm